Events after the reporting date	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date	Events after the reporting date
On March 16, 2022, the Company received a tax audit opinion from the French tax authorities relating to the 2019 and 2020 financial years as well as to the research tax credit and the accuracy of its calculation for the 2018 to 2020 financial years. On the date of closing of the Company's accounts, the control had not been started by the administration and the Company had not identified any specific risks.
Between December 31, 2021, closing date of the financial year, and March 23, 2022, closing date of the consolidated financial statements by the Executive Board, the military operations in Ukraine took place, which began on February 24, 2022 and the sanctions taken against the Russia by many States having an impact on the activity of many international groups and which will have an impact on the world economy. As of March 23, 2022, the potential impacts of this crisis, in general and more specifically on the Company's business and financing, are unknown. The Company is closely monitoring developments in the situation and is examining the appropriate measures to be put in place. There is no impact on the consolidated financial statements as of December 31, 2021.